                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Advent International Corporation
Address:         75 State Street
                 Boston, MA 02109
13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Assistant Compliance Officer
Phone: (617) 951-9493

Signature, Place, and Date of Signing:

/s/ Jarlyth H. Gibson      Boston, MA       July 13, 2006
----------------------
        [Signature]       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            8
Form 13F Information Table Value Total:     $435,629
                                          (thousands)

                           FORM 13F INFORMATION TABLE


                                                                   COLUMN 5                                          COLUMN 8
                           COLUMN 2                COLUMN 4   --------------------    COLUMN 6   COLUMN 7       VOTING AUTHORITY
         COLUMN 1          TITLE OF   COLUMN 3       VALUE      SHRS OR   SH/ PUT   INVESTMENT    OTHER    ------------------------
      NAME OF ISSUER         CLASS      CUSIP      (x$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS      SOLE     SHARED  NONE
      --------------       --------  -----------   --------   ----------  --------  ----------  ---------  ----------  ------  ----
ANESIVA INC.                COMMON   03460L-10-0      8,453    1,112,286                SOLE                1,112,286
ASPEN TECHNOLOGY, INC.      COMMON   045327-10-3    355,946   27,130,000                SOLE               27,130,000
EVOLVING SYSTEMS INC.       COMMON   30049R-10-0      1,668    1,324,131                SOLE                1,324,131
EXELIXIS                    COMMON   30161Q-10-4      1,173      112,509                SOLE                  112,509
GFI GROUP, INC.             COMMON   361652-20-9     14,517      269,076                SOLE                  269,076
KIRKLAND'S INC.             COMMON   497498-10-5     32,982    6,306,407                SOLE                6,306,407
MTI TECHNOLOGY, CORP.       COMMON   553903-10-5     20,458   17,192,037                SOLE               17,192,037
STEREOTAXIS, INC.           COMMON   85916J-10-2        432       40,000                SOLE                   40,000
                                                    -------
                                                    435,629
                                                    =======